RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of transactions between related parties

As of December 31, 2022

	Stockholders with an
	interest equal or		Directors and		Associates and
	higher than 20% of		senior		joint ventures
	the Bank's capital(1)		management
In millions of COP
Assets
Financial assets investments	5,711		-		51,991
Derivative financial instruments	191		5		8
Loans and advances to customers	947,150		28,935		342,896
Allowance for loans, advances and lease losses	(9,746)		(49)		(3,470)
Investment in associates and joint ventures	-		-		2,915,633
Other assets	54,842		41		209,350
Total assets	998,148		28,932		3,516,408

Liabilities
Deposits by customers	1,364,663		14,433		161,708
Derivative financial instruments	23		-		27,571
Other liabilities	163,385		56		54,017
Total liabilities	1,528,071		14,489		243,296

Income
Interest on loans and financial leases	74,896		1,249		21,715
Valuation on financial instruments	-		-		994
Fees and commissions income	929,721		100		20,574
Dividends and net income on equity investments	30		-		224,602
Net foreign exchange and Derivatives Foreign exchange contracts	(10,158)		984		(30,484)
Other operating income	50,816		28		99,855
Net income	1,045,305		2,361		337,256

Expenses
Interest expenses	112,403		301		8,483
Credit impairment charges, net	10,171		50		(550)
Fees and commissions expenses	19		-		180,951
Employee benefits	76,455	(2)	117	(3)	-
Other administrative and general expenses	161,367		2,056		30,792
Total expenses	360,415		2,524		219,676
(1)	Includes Grupo Sura conglomerate.
(2)	Includes the benefit provided to employees for insurance policies.
(3)	Corresponds to the benefit of special credit rates for employees.

As of December 31, 2021

	Stockholders with an
	interest equal or		Directors and		Associates and
	higher than 20% of		senior		joint ventures
	the Bank’s capital(1)		management
In millions of COP
Assets
Financial assets investments	2,755		-		9,635
Derivative financial instruments	-		25		-
Loans and advances to customers	937,190		17,821		234,956
Allowance for loans, advances and lease losses	(3,028)		(84)		(5,360)
Investment in associates and joint ventures	-		-		2,720,559
Other assets	7,644		913		172,636
Total assets	944,561		18,675		3,132,426

Liabilities
Deposits by customers	2,101,846		8,175		194,864
Derivative financial instruments	-		6		8,565
Other liabilities	1,120		368		36,596
Total liabilities	2,102,966		8,549		240,025

Income
Interest on loans and financial leases	29,092		759		11,443
Valuation on financial instruments	-		-		1,560
Fees and commissions income	737,402		98		13,056
Dividends and net income on equity investments	58		-		289,423
Net foreign exchange and Derivatives Foreign exchange contracts	(1,840)		1,112		(9,966)
Other operating income	278		-		55,524
Net income	764,990		1,969		361,040

Expenses
Interest expenses	16,564		93		1,403
Credit impairment charges, net	3,043		92		5,123
Fees and commissions expenses	17		-		130,950
Employee benefits	60,221	(2)	19	(3)	-
Other administrative and general expenses	14,148		1,724		32,071
Total expenses	93,993		1,928		169,547
(1)	Includes Grupo Sura conglomerate.
(2)	Includes the benefit provided to employees for insurance policies.
(3)	Corresponds to the benefit of special credit rates for employees.

As of December 31, 2020

	Stockholders with an
	interest equal or		Directors and		Associates and
	higher than 20% of		senior		joint ventures
	the Bank’s capital(1)		management
In millions of COP
Assets
Financial assets investments	742		-		9,786
Derivative financial instruments	-		108		2,327
Loans and advances to customers	1,080,819		17,270		231,371
Allowance for loans, advances and lease losses	(3,035)		(71)		(153)
Investment in associates and joint ventures	-		-		2,506,315
Other assets	11,549		2,122		59,158
Total assets	1,090,075		19,429		2,808,804

Liabilities
Deposits by customers	2,136,705		8,092		178,401
Derivative financial instruments	544		-		6,420
Other liabilities	6,672		-		20,340
Total liabilities	2,143,921		8,092		205,161

Income
Interest on loans and financial leases	47,928		950		6,793
Valuation on financial instruments	-		-		889
Fees and commissions income	763,839		25		16,690
Dividends and net income on equity investments	78		-		136,596
Net foreign exchange and Derivatives Foreign exchange contracts	2,383		160		6,668
Other operating income	4,735		-		50,022
Net income	818,963		1,135		217,658

Expenses
Interest expenses	43,129		156		9,246
Credit impairment charges, net	3,046		86		588
Fees and commissions expenses	16		-		72,675
Employee benefits	57,740	(2)	2	(3)	-
Other administrative and general expenses	109,654		1,729		23,524
Total expenses	213,585		1,973		106,033
(1)	Includes Grupo Sura conglomerate.
(2)	Includes the benefit provided to employees for insurance policies.
(3)	Corresponds to the benefit of special credit rates for employees.